Trade and other payables - Summary of current liabilities - trade and other payables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Trade and other payables [abstract]
Trade payables	$ 5,645	$ 4,548
Accrued payables	4,472	10,519
Total trade and other payables	$ 10,117	$ 15,067